Shareholders' Equity - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Class of Stock [Line Items]
Preferred stock shares authorised	1,000,000	1,000,000	1,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Net tangible assets required for consummation of business combination	$ 5,000,001		$ 5,000,001
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorised	200,000,000	200,000,000	200,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		2,092,655
Common stock shares issued	752,000	752,000	752,000
Common stock shares outstanding		2,092,655
Common stock shares outstanding	752,000	752,000	752,000
Temporary equity shares outstanding		26,259,345
Temporary equity shares outstanding	27,600,000	27,600,000	27,600,000
Common stock shares description of voting rights	one vote	one vote	one vote
Temporary equity redemption price per share	$ 10.00		$ 10.00
Temporary equity shares outstanding	$ 276,000,000		$ 276,000,000
Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock shares description of voting rights	ten votes	ten votes	ten votes
Percentage of common stock outstanding	20.00%	20.00%	20.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorised	20,000,000	20,000,000	20,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	6,900,000	6,900,000	6,900,000
Common stock shares outstanding	6,900,000	6,900,000	6,900,000
Common stock shares description of voting rights	one vote	one vote	one vote